Inventory - Summary of Inventory (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Gross raw materials		$ 3,539,732	$ 3,574,620
Less - reserves		(300,000)	(332,000)
Net raw materials		3,239,732	3,242,620
Work-in-process		104,061	114,002
Finished goods		0	0
Inventory, Net	$ 3,473,257	$ 3,343,793	$ 3,356,622